Contracted concessional assets (Tables)	3 Months Ended
Mar. 31, 2019
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of March 31, 2019 and December 31, 2018 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Contracted concessional assets cost	10,373,619	10,475,828
Amortization and impairment	(1,984,111)	(1,926,647)
Total	8,389,508	8,549,181